Deferred Compensation and Retirement Plans - Schedule of Components of Net Periodic Benefits Costs (Details) - Deferred Compensation Plan - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 50,105	$ 46,147	$ 43,879
Interest cost	15,521	17,772	13,447
Amortization of actuarial loss	589	248	818
Expected return on plan assets	(1,112)	(1,065)	(1,088)
Net prior service credit amortization	(97)	(97)	(97)
Net periodic benefit cost	$ 65,006	$ 63,005	$ 56,959